Concentrations (Tables)	12 Months Ended
Jun. 30, 2013
Concentrations [Abstract]
Product revenues as a percentage of total net revenues
The following is a summary of product revenues as a percentage of total net revenues for the Company’s principal product lines:

	2013	2012	2011
AXP	41%	39%	34%
BioArchive	20%	21%	28%
Other cord blood	13%	12%	9%
Res-Q/MXP	13%	11%	10%
ThermoLine	3%	4%	6%
CryoSeal	2%	7%	3%

Sales to customers
We had sales to customers as follows for the years ended June 30:

	2013	2012	2011
United States	$8,011,000	$10,783,000	$13,745,000
China	2,058,000	609,000	778,000
Hong Kong	2,006,000	514,000	584,000
Asia - other	1,855,000	2,887,000	2,335,000
Europe	2,030,000	1,806,000	3,453,000
South America	831,000	1,505,000	1,904,000
Other	1,172,000	919,000	601,000
	$17,963,000	$19,023,000	$23,400,000

Summary of net equipment by geographic area
The Company has a contract manufacturer in Costa Rica that produces certain disposables. The Company provides AXP equipment to its distributor in China for use by end-user customers. The Company’s net equipment is summarized below by geographic area:

	June 30, 2013	June 30, 2012
United States	$1,005,000	$1,269,000
China	678,000	151,000
Costa Rica	403,000	205,000
All other countries	122,000	27,000
Total equipment, net	$2,208,000	$1,652,000